Income tax and deferred taxes - Reconciliation of Changes in Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	$ (92,452)	$ 314,646
Deferred tax expense (income) recognised in profit or loss	(101,614)	(346,391)
Deferred tax relating to items credited (charged) directly to equity	53,251	(60,707)
Total change in deferred taxes	(48,363)	(407,098)
Deferred tax liability (asset) at end of period	(140,815)	(92,452)
Unrealized profit
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	321,340	655,695
Deferred tax expense (income) recognised in profit or loss	(163,837)	(334,355)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(163,837)	(334,355)
Deferred tax liability (asset) at end of period	157,503	321,340
Property, plant and equipment and capitalized interest
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(288,116)	(244,560)
Deferred tax expense (income) recognised in profit or loss	(26,193)	(43,556)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(26,193)	(43,556)
Deferred tax liability (asset) at end of period	(314,309)	(288,116)
Restoration and rehabilitation provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	6,336
Deferred tax expense (income) recognised in profit or loss	(1,116)
Deferred tax relating to items credited (charged) directly to equity	0
Total change in deferred taxes	(1,116)
Deferred tax liability (asset) at end of period	5,220	6,336
Restoration and rehabilitation provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	6,336	4,685
Deferred tax expense (income) recognised in profit or loss		1,651
Deferred tax relating to items credited (charged) directly to equity		0
Total change in deferred taxes		1,651
Deferred tax liability (asset) at end of period		6,336
Manufacturing expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(159,879)	(139,383)
Deferred tax expense (income) recognised in profit or loss	4,973	(20,496)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	4,973	(20,496)
Deferred tax liability (asset) at end of period	(154,906)	(159,879)
Employee benefits and unemployment insurance
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(9,438)	(8,995)
Deferred tax expense (income) recognised in profit or loss	1,567	(2,020)
Deferred tax relating to items credited (charged) directly to equity	(865)	1,577
Total change in deferred taxes	702	(443)
Deferred tax liability (asset) at end of period	(8,736)	(9,438)
Vacation accrual
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	9,373	7,650
Deferred tax expense (income) recognised in profit or loss	(372)	1,723
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(372)	1,723
Deferred tax liability (asset) at end of period	9,001	9,373
Inventory provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	34,718	27,512
Deferred tax expense (income) recognised in profit or loss	(18,365)	7,206
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(18,365)	7,206
Deferred tax liability (asset) at end of period	16,353	34,718
Materials provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	14,405	11,915
Deferred tax expense (income) recognised in profit or loss	5,888	2,490
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	5,888	2,490
Deferred tax liability (asset) at end of period	20,293	14,405
Derivative financial instruments
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	0	0
Deferred tax expense (income) recognised in profit or loss	3,049	5,047
Deferred tax relating to items credited (charged) directly to equity	(3,049)	(5,047)
Total change in deferred taxes	0	0
Deferred tax liability (asset) at end of period	0	0
Others employee benefits
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	6,561	1,177
Deferred tax expense (income) recognised in profit or loss	3,730	5,384
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	3,730	5,384
Deferred tax liability (asset) at end of period	10,291	6,561
Research and development expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(16,046)	(12,294)
Deferred tax expense (income) recognised in profit or loss	(1,193)	(3,752)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(1,193)	(3,752)
Deferred tax liability (asset) at end of period	(17,239)	(16,046)
Bad debt provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	1,957	715
Deferred tax expense (income) recognised in profit or loss	(2,160)	1,242
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(2,160)	1,242
Deferred tax liability (asset) at end of period	(203)	1,957
Provision for legal complaints and expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	2,932	6,827
Deferred tax expense (income) recognised in profit or loss	(144)	(3,895)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(144)	(3,895)
Deferred tax liability (asset) at end of period	2,788	2,932
Loan approval expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(12,735)	(8,793)
Deferred tax expense (income) recognised in profit or loss	(4,869)	(3,942)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(4,869)	(3,942)
Deferred tax liability (asset) at end of period	(17,604)	(12,735)
Financial instruments recorded at market value
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(52,016)	5,226
Deferred tax expense (income) recognised in profit or loss	0	0
Deferred tax relating to items credited (charged) directly to equity	55,293	(57,242)
Total change in deferred taxes	55,293	(57,242)
Deferred tax liability (asset) at end of period	3,277	(52,016)
Specific tax on mining activity
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(3,303)	(5,799)
Deferred tax expense (income) recognised in profit or loss	1,900	2,491
Deferred tax relating to items credited (charged) directly to equity	5	5
Total change in deferred taxes	1,905	2,496
Deferred tax liability (asset) at end of period	(1,398)	(3,303)
Specific tax on lithium mining activity
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	0
Deferred tax expense (income) recognised in profit or loss	4,049
Deferred tax relating to items credited (charged) directly to equity	0
Total change in deferred taxes	4,049
Deferred tax liability (asset) at end of period	4,049	0
Tax loss benefit
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	74,347	10,059
Deferred tax expense (income) recognised in profit or loss	54,776	64,288
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	54,776	64,288
Deferred tax liability (asset) at end of period	129,123	74,347
Other
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(22,963)	2,913
Deferred tax expense (income) recognised in profit or loss	38,385	(25,876)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	38,385	(25,876)
Deferred tax liability (asset) at end of period	15,422	(22,963)
Foreign items (other)
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	75	96
Deferred tax expense (income) recognised in profit or loss	(1,682)	(21)
Deferred tax relating to items credited (charged) directly to equity	1,867	0
Total change in deferred taxes	185	(21)
Deferred tax liability (asset) at end of period	$ 260	$ 75